Note 9 Cash Cash Balances At Central Banks And Other Demand Deposits (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Cash balances at central banks and other demand deposits [Line Items]
Cash on hand		€ 6,877	€ 6,447	€ 7,060
Cash and bank balances at central banks	[1]	55,004	53,079	31,756
Other financial assets		5,918	5,994	5,488
Cash and cash equivalents		€ 67,799	€ 65,520	€ 44,303

[1]	(*) The variation in 2020 with respect to 2019 is mainly due to an increase in balances of BBVA, S.A. at the Bank of Spain.